Other Borrowings Contractual Maturity Schedule (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Borrowings [Abstract]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 750,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Two	331,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	190,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Four	380,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Five	260,000
Federal Home Loan Bank, Advances, Maturities Summary, Due after Year Five	442,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 2,353,000	$ 3,030,358